REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
Year ended December 31, 2018
(millions of Canadian dollars)
Transportation revenue	8,488	3,928	875	—	—	—	13,291
Storage and other revenue	101	222	196	—	—	—	519
Gas gathering and processing revenue	—	815	—	—	—	—	815
Gas distribution revenue	—	—	4,376	—	—	—	4,376
Electricity and transmission revenue	—	—	—	559	—	—	559
Commodity sales	—	1,590	—	—	—	—	1,590
Total revenue from contracts with customers	8,589	6,555	5,447	559	—	—	21,150
Commodity sales	—	—	—	—	26,070	—	26,070
Other revenue[1]	(894)	6	9	8	4	25	(842)
Intersegment revenue	384	10	14	—	154	(562)	—
Total revenue	8,079	6,571	5,470	567	26,228	(537)	46,378

1	Includes mark-to-market gains/(losses) from our hedging program.

Contract with Customer, Asset and Liability

	Receivables	Contract Assets	Contract Liabilities
(millions of Canadian dollars)
Balance as at January 1, 2018	2,475	290	992
Balance as at December 31, 2018	1,929	191	1,245

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The below table presents the cumulative, immaterial effect of the adoption of ASC 606 on our Consolidated Statement of Financial Position as at January 1, 2018 on each affected financial statement line item. For the year ended December 31, 2018, the effect of the adoption of ASC 606 on our Consolidated Statement of Earnings was not material.

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
(millions of Canadian dollars)
Assets
Deferred amounts and other assets	6,442	(170)	6,272
Property, plant and equipment, net	90,711	112	90,823
Liabilities and equity
Accounts payable and other	9,478	62	9,540
Other long-term liabilities	7,510	66	7,576
Deferred income taxes	9,295	(62)	9,233
Redeemable noncontrolling interests	4,067	(38)	4,029
Deficit	(2,468)	(86)	(2,554)

	Liquids Pipelines	Gas Transmission and Midstream	Gas Distribution	Green Power and Transmission	Energy Services	Consolidated
Year ended December 31, 2018
(millions of Canadian dollars)
Revenue from products transferred at a point in time[1]	—	1,590	68	—	—	1,658
Revenue from products and services transferred over time[2]	8,589	4,965	5,379	559	—	19,492
Total revenue from contracts with customers	8,589	6,555	5,447	559	—	21,150

1	Revenue from sales of crude oil, natural gas and NGLs.

2	Revenue from crude oil and natural gas pipeline transportation, storage, natural gas gathering, compression and treating, natural gas distribution, natural gas storage services and electricity sales.